Subsidiaries with material non-controlling interest - Statements of cash flow (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Subsidiaries with material non-controlling interest [Line Items]
Operating activities	$ 197,510	$ (142,434)	$ (69,076)
Investing activities	(86,287)	(62,224)	(105,601)
Financing activities	425,347	(54,807)	(122,629)
Increase in cash and cash equivalents in the year	141,550	25,403	(159,154)
Sociedad Minera El Brocal S.A.A
Disclosure Of Subsidiaries with material non-controlling interest [Line Items]
Operating activities	104,858	53,304	1,545
Investing activities	(37,618)	(24,699)	(28,259)
Financing activities	(57,176)	(1,954)	(405)
Increase in cash and cash equivalents in the year	10,064	26,651	(27,119)
Minera La Zanja S.R.L. [Member]
Disclosure Of Subsidiaries with material non-controlling interest [Line Items]
Operating activities	(50,647)	(5,751)	(908)
Investing activities	(998)	(825)	(1,629)
Financing activities	0	0	(763)
Increase in cash and cash equivalents in the year	(51,645)	(6,576)	(3,300)
S.M.R.L. Chaupiloma Dos de Cajamarca
Disclosure Of Subsidiaries with material non-controlling interest [Line Items]
Operating activities	10,838	13,738	16,040
Investing activities	0	0	0
Financing activities	(11,900)	(12,850)	(16,250)
Increase in cash and cash equivalents in the year	(1,062)	888	(210)
Apu Coropuna S.R.L. [Member]
Disclosure Of Subsidiaries with material non-controlling interest [Line Items]
Operating activities	(1,227)	(74)	0
Investing activities	0	0	0
Financing activities	0	0	1,032
Increase in cash and cash equivalents in the year	$ (1,227)	$ (74)	$ 1,032